Long-Term Debt and Notes Payable (Details) - Schedule of Summarizes the Company’s Maturities of Debt Instruments - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Summarizes the Company’S Maturities of Debt Instruments [Abstract]
December 31, 2024	$ 13,098,952	$ 7,627,102
December 31, 2025	5,813,434	10,558,077
December 31, 2026	26,566,893	27,965,024
December 31, 2027
Total	$ 45,479,279	$ 46,150,203	$ 26,750,000